UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Partners
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-11263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     May 06, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $106,500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106     1582   313836 SH       SOLE                   313836        0        0
CASCADE MICROTECH INC          COM              147322101      164    17100 SH       SOLE                    17100        0        0
CEVA INC                       COM              157210105     5910   798597 SH       SOLE                   798597        0        0
CITRIX SYS INC                 COM              177376100     9986   419209 SH       SOLE                   419209        0        0
DSP GROUP INC                  COM              23332B106    13222   513272 SH       SOLE                   513272        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100      967   146700 SH       SOLE                   146700        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2223   184600 SH       SOLE                   184600        0        0
KEYNOTE SYS INC                COM              493308100     5627   474044 SH       SOLE                   474044        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    24723   644834 SH       SOLE                   644834        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     2145   141600 SH       SOLE                   141600        0        0
PC-TEL INC                     COM              69325Q105     8667  1177628 SH       SOLE                  1177628        0        0
POLYCOM INC                    COM              73172K104     6590   388764 SH       SOLE                   388764        0        0
QLOGIC CORP                    COM              747277101    22117   546102 SH       SOLE                   546102        0        0
UTSTARCOM INC                  COM              918076100     1973   180207 SH       SOLE                   180207        0        0
VA SOFTWARE CORP               COM              91819B105      604   361822 SH       SOLE                   361822        0        0